UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT

INVESTMENT COMPANY

Investment Company Act file number:

 811-23226

Listed Funds Trust

(Exact name of registrant as specified in charter)

615 East Michigan Street

Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Kent Barnes

U.S. Bank Global Fund Services

615 East Michigan Street

Milwaukee, WI 53202
(Name and address of agent for service)

Registrant's telephone number, including area code: (414) 765-6511

Copies to:

Laura E. Flores

John McGuire

Morgan Lewis & Bockius LLP

1111 Pennsylvania Avenue, NW

Washington, D.C. 20004-2541

Date of fiscal year end: August 31, 2019

Date of reporting period: November 30, 2018

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

Schedule of Investments
EventShares U.S. Policy Alpha ETF
November 30, 2018 (Unaudited)
	Shares	Value
COMMON STOCKS — 81.1%

Aerospace/Defense — 7.9%
Aerovironment, Inc.*	2,124	$162,698
General Dynamics Corp.	1,031	190,622
Harris Corp.	1,154	164,964
Lockheed Martin Corp.	600	180,258
Moog, Inc.	2,346	205,158
Northrop Grumman Corp.	641	166,583
Raytheon Co.	1,030	180,600
TransDigm Group, Inc.*	524	189,515
United Technologies Corp.	560	68,215
		1,508,613
Airlines — 0.8%
Alaska Air Group, Inc.	2,101	153,919

Auto Parts & Equipment — 0.9%
Allison Transmission Holdings, Inc.	3,761	177,181

Banks — 12.3%
Associated Banc-Corp.	7,992	185,175
Bank of America Corp.	6,972	198,005
BB&T Corp.	4,082	208,590
Columbia Banking System, Inc.	5,374	218,614
First Commonwealth Financial Corp.	13,156	183,395
First Horizon National Corp.	12,394	204,377
M&T Bank Corp.	1,217	205,685
National Bank Holdings Corp.	5,541	206,291
State Street Corp.	2,465	179,994
SunTrust Banks, Inc.	3,191	200,044
The Bank of New York Mellon Corp.	4,127	211,757
The Goldman Sachs Group, Inc.	876	167,044
		2,368,971
Biotechnology — 1.7%
Gilead Sciences, Inc.	2,220	159,707
Vertex Pharmaceuticals, Inc.*	921	166,508
		326,215

Building Materials — 1.7%
Martin Marietta Materials, Inc.	841	160,370
Vulcan Materials Co.	1,536	162,371
		322,741

Commercial Services — 5.7%
Adtalem Global Education, Inc.*	2,964	171,141
Booz Allen Hamilton Holding Corp. - Class A	3,695	189,590
Bright Horizons Family Solutions, Inc.*	1,143	139,080
Career Education Corp.*	10,158	137,031
HealthEquity, Inc.*	1,879	166,648
K12, Inc.*	5,851	139,605
Strategic Education, Inc.	1,096	149,593
		1,092,688

Computers — 3.7%
CACI International, Inc.*	1,085	178,927
Leidos Holdings, Inc.	2,956	186,228
Mercury Systems, Inc.*	3,713	192,371
Vocera Communications, Inc.*	4,007	159,238
		716,764

Diversified Financial Services — 2.8%
Navient Corp.	11,306	130,019
OneMain Holdings, Inc.*	6,581	192,626
Virtu Financial, Inc.	8,858	222,956
		545,601
Environmental Control — 0.9%
Tetra Tech, Inc.	2,681	163,434

Electronics — 1.7%
Badger Meter, Inc.	3,037	168,553
FLIR Systems, Inc.	3,469	159,088
		327,641
Engineering & Construction — 2.6%
AECOM*	5,185	166,750

Granite Construction, Inc.	3,222	163,130
Jacobs Engineering Group, Inc.	2,448	160,760
		490,640
Healthcare-Services — 13.8%
Centene Corp.*	1,548	220,203
DaVita, Inc.*	2,562	169,246
Encompass Health Corp.	2,309	173,660
HCA Healthcare, Inc.	1,287	185,315
Humana, Inc.	680	224,040
Laboratory Corp. of America Holdings*	1,012	147,388
Molina Healthcare, Inc.*	1,579	220,602
Quest Diagnostics, Inc.	1,712	151,632
Teladoc, Inc.*	2,853	178,170
The Ensign Group, Inc.	3,881	176,081
U.S. Physical Therapy, Inc.	1,626	193,478
UnitedHealth Group, Inc.	847	238,312
Universal Health Services, Inc.	1,382	190,702
WellCare Health Plans, Inc.*	710	180,965
		2,649,794

Insurance — 1.5%
eHealth, Inc.*	7,288	280,734

Iron/Steel — 0.8%
United States Steel Corp.	6,444	148,599

Machinery - Construction & Mining — 0.8%
BWX Technologies, Inc.	3,321	150,176

Pharmaceuticals — 7.1%
Allergan PLC (a)	869	136,085
AmerisourceBergen Corp.	2,117	188,201
Bristol-Myers Squibb Co.	2,931	156,691
Cardinal Health, Inc.	3,692	202,433
Eli Lilly & Co.	1,453	172,384
McKesson Corp.	1,487	185,131
Premier, Inc.*	3,817	151,382
Zoetis, Inc.	1,790	168,027
		1,360,334
Pipelines — 0.9%
Cheniere Energy, Inc.*	2,780	169,914

Retail — 1.0%
FirstCash, Inc.	2,245	199,917

Shipbuilding — 0.9%
Huntington Ingalls Industries, Inc.	846	182,313

Software —4.2%
Allscripts Healthcare Solutions, Inc.*	14,580	148,862
Cerner Corp.*	2,718	157,399
Evolent Health, Inc.*	6,124	157,387
Omnicell, Inc.*	2,074	160,175
Tabula Rasa HealthCare, Inc.*	2,475	186,813
		810,636
Telecommunications — 4.3%
Ciena Corp.*	5,082	165,775
InterDigital, Inc.	2,165	162,938
Nokia OYJ - ADR	28,293	154,763
Telefonaktiebolaget LM Ericsson - ADR	19,108	160,316
Verizon Communications, Inc.	2,901	174,930
		818,722

Transportation — 3.1%
Daseke, Inc.*	17,743	71,327
J.B. Hunt Transport Services, Inc.	1,193	126,888
Landstar System, Inc.	1,255	136,895
Norfolk Southern Corp.	795	135,738
Saia, Inc.*	2,119	127,797
		598,645

TOTAL COMMON STOCKS
(Cost $15,358,312)		15,564,192

REAL ESTATE INVESTMENT TRUSTS — 2.6%
American Tower Corp.	1,073	176,498
Camden Property Trust	1,535	146,071
Crown Castle International Corp.	1,480	170,052

TOTAL REAL ESTATE INVESTMENT TRUSTS
(Cost $453,230)		492,621

MONEY MARKET FUNDS — 16.2%
First American Treasury Obligations Fund - Class X, 2.144% (b)	3,109,995	3,109,995
TOTAL MONEY MARKET FUND
(Cost $3,109,995)		3,109,995

TOTAL INVESTMENTS — 99.9%
(Cost $18,921,537)		19,166,808
Other assets and liabilities, net — 0.1%		12,488
NET ASSETS — 100.0%		$19,179,296

*	Non-income producing security.
(a)	Foreign issued security.
(b)	The rate shown is the annualized seven-day yield at period end.
ADR	American Depository Receipt.

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investements. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The Fund did not hold any investments during the year with significant unobservable inputs which would be classified as Level 3. During the period ended November 30, 2018, there were no transfers between levels for the Fund. It is the Fund’s policy to record transfers between levels as of the end of the reporting period.

The following is a summary of the inputs used to value the Fund’s investments carried at fair value as of November 30, 2018:

	Level 1	Level 2	Level 3	Total

Common Stocks(c)	$15,564,192	$-	$-	$15,564,192
Real Estate Investment Trusts	492,621	-	-	492,621
Money Market Fund	3,109,995	-	-	3,109,995
Total Investments in Securities	$19,166,808	$-	$-	$19,166,808

(c) For further breakdown by industry type, please refer to the Schedule of Investments.

For information on the Fund’s policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s prospectus and most recent annual financial statements.

Item 2. Controls and Procedures.

(a)
The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)
There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

 SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Listed Funds Trust

By (Signature and Title)*	/s/ Jonathon Clements
Jonathon Clements, President and Principal Executive Officer
(principal executive officer)

Date	1/25/19

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Jonathon Clements
Jonathon Clements, President and Principal Executive Officer
(principal executive officer)

Date	1/25/19

By (Signature and Title)*	/s/ Matthew Clements
Matthew Clements, Principal Financial Officer
(principal financial officer)

Date	1/25/19

*	Print the name and title of each signing officer under his or her signature.